Geographic information - Assets per Geographic Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Property and equipment	$ 8,342	$ 7,989
Right-of-use assets	21,206	15,957	$ 11,971
Intangible assets	234,493	62,819
Goodwill	971,939	146,598
Canada
Disclosure of geographical areas [line items]
Property and equipment	5,536	5,634
Right-of-use assets	10,266	10,084
Intangible assets	3,563	6,138
Goodwill	971,939	146,598
United States
Disclosure of geographical areas [line items]
Property and equipment	1,083	58
Right-of-use assets	6,225	74
Intangible assets	184,797	256
Goodwill	0	0
Germany
Disclosure of geographical areas [line items]
Property and equipment	312	215
Right-of-use assets	1,624	735
Intangible assets	25,711	31,614
Goodwill	0	0
Australia
Disclosure of geographical areas [line items]
Property and equipment	157	192
Right-of-use assets	547	751
Intangible assets	11,437	12,488
Goodwill	0	0
Other
Disclosure of geographical areas [line items]
Property and equipment	1,254	1,890
Right-of-use assets	2,544	4,313
Intangible assets	8,985	12,323
Goodwill	$ 0	$ 0